Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jul. 31, 2020
Summary Of Significant Accounting Policies
Disclosure of Detailed Information About Estimated Useful Lives of Property, Plant and Equipment

The estimated useful lives used for each class of depreciable asset are shown below:

Fixed asset class	Useful life

Leasehold improvements	1 - 10 years and where shorter over the lease term
Plant, furniture, fittings and motor vehicles	3 - 7 years